Shareholders’ Equity (Details) - USD ($)		3 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2022	Jun. 29, 2022	Jul. 12, 2021	Apr. 09, 2021	Jan. 25, 2021
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	72,400,000		14,572,650	72,400,000	72,400,000
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued	18,946,567		14,572,650	18,946,567	21,377,828
Ordinary shares, outstanding	18,946,567		14,572,650	18,946,567	21,377,828
Exercise price (in Dollars per share)						$ 11.50
Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to redemption (in Dollars)			$ 0	$ 146,625,000
Public warrants		7,187,500		7,187,500
Private placement warrants outstanding shares		7,250,000		7,250,000
Class of warrant or right, redemption of warrants or rights, stock price trigger (in Dollars per share)	18.00			$ 18.00
Class of warrant or right, redemption price of warrants or rights (in Dollars per share)	$ 0.01			0.01
Minimum threshold written notice period for redemption of warrants	30 days
Maximum threshold period for filing registration statement after business combination	20 days
Additional shares or equity issued, threshold common stock price per share (in Dollars per share)	$ 9.20			$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%			60.00%
Class of warrant or right, adjustment of exercise price of warrants or rights, percent, based on market value and newly issued price, scenario one	115.00%			115.00%
Class of warrant or right, adjustment of exercise price of warrants or rights, percent, based on market value and newly issued price, scenario two	180.00%			180.00%
Class A Ordinary Shares | Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued	143,750	143,750	0	143,750
Ordinary shares subject to redemption (in Dollars)		$ 14,375,000		$ 14,375,000
Ordinary shares, outstanding	143,750	143,750	0	143,750
Exercise price (in Dollars per share)	$ 11.50	$ 11.50		$ 11.50
Class A Ordinary Shares | Maximum | Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Shares issued (in shares)	143,750	143,750		143,750
Common Class A Ordinary | Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Ordinary shares issued	143,750			143,750
Ordinary shares, outstanding	143,750		0	143,750
Class B Ordinary Shares | Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued	3,593,750	3,593,750	0	3,593,750
Ordinary shares, outstanding	3,593,750	3,593,750	0	3,593,750
Shares issued (in shares)			0						5,000,000
Forfeited Shares							468,750	1,406,250
Common stock conversion, percentage		20.00%		20.00%
Class B Ordinary Shares | Founder Shares | Maximum | Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Ordinary shares, outstanding								5,000,000
Class B Ordinary Shares | Founder Shares | Minimum | Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Ordinary shares, outstanding								3,593,750
Common Class B Ordinary | Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Ordinary shares issued	3,593,750		0	3,593,750
Ordinary shares, outstanding	3,593,750		0	3,593,750